Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	$ (2,982,268)	$ (818,146)	$ 916,666
Foreign Currency Exchange Differences	(10,412,110)	(7,807,197)	8,516,874
Exchange effect on account receivable	5,261,358
Exchange effect on account payables	1,426,334
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	36,797
Foreign Currency Exchange Differences	(937,177)	(415,962)	2,931,086
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign Currency Exchange Differences	2,052,540	5,733,173	10,895,862
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities		45,108
Foreign Currency Exchange Differences	(1,712,690)	(534,401)
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	1,410,408	1,197,498	155,158
Foreign Currency Exchange Differences	8,847,969	726,347	390,764
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	2,557,465	3,424,644	1,654,538
Foreign Currency Exchange Differences	(1,633,471)	(1,903,963)	(188,270)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	(1,637,291)	(1,714,216)	(891,230)
Foreign Currency Exchange Differences	(8,147,939)	(5,726,246)	(4,358,937)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	16,939	15,145	(1,800)
Foreign Currency Exchange Differences	(9,381,721)	(5,379,210)	(1,152,505)
Sub total [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	2,382,630	2,968,179	916,666
Result for hyperinflation [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	(5,364,898)	(3,786,325)
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Profit (losses) from Indexed Assets and Liabilities	(1,688)
Foreign Currency Exchange Differences	$ 500,379	$ (306,935)	$ (1,126)